Share-Based Payments - Summary of Details of Share Based Payment Arrangement SO (Detail)																																																																																		3 Months Ended	12 Months Ended
		Dec. 16, 2019 EUR (€) Contracts € / shares	Oct. 16, 2019 EUR (€) Contracts € / shares	Oct. 15, 2019 yr	Sep. 16, 2019 EUR (€) Contracts € / shares	Jul. 22, 2019 EUR (€) Contracts € / shares	Jul. 01, 2019 EUR (€) Contracts € / shares	Jun. 17, 2019 EUR (€) Contracts € / shares	Jun. 17, 2019 EUR (€) Contracts $ / shares	May 24, 2019 EUR (€) Contracts € / shares	May 24, 2019 EUR (€) Contracts $ / shares	May 15, 2019 EUR (€) Contracts € / shares	May 15, 2019 EUR (€) Contracts $ / shares	Mar. 20, 2019 EUR (€) Contracts € / shares	Mar. 20, 2019 EUR (€) Contracts $ / shares	Jan. 15, 2019 EUR (€) Contracts € / shares	Jan. 15, 2019 EUR (€) Contracts $ / shares	Dec. 17, 2018 EUR (€) yr € / shares	Dec. 17, 2018 EUR (€) yr $ / shares	Dec. 12, 2018 EUR (€) € / shares	Nov. 15, 2018 EUR (€) yr € / shares	Nov. 15, 2018 EUR (€) yr $ / shares	Oct. 15, 2018 EUR (€) yr € / shares	Oct. 15, 2018 EUR (€) yr $ / shares	Sep. 17, 2018 EUR (€) € / shares	Sep. 17, 2018 EUR (€) $ / shares	Sep. 06, 2018 EUR (€) € / shares	Aug. 15, 2018 EUR (€) yr € / shares	Aug. 15, 2018 EUR (€) yr $ / shares	Jul. 16, 2018 EUR (€) yr € / shares	Jul. 16, 2018 EUR (€) yr $ / shares	Jul. 03, 2018	Jun. 22, 2018 EUR (€) yr € / shares	Jun. 22, 2018 EUR (€) yr $ / shares	Jun. 15, 2018 EUR (€) yr € / shares	Jun. 15, 2018 EUR (€) yr $ / shares	Jun. 09, 2018	May 15, 2018 EUR (€) yr € / shares	May 15, 2018 EUR (€) yr $ / shares	Apr. 16, 2018 EUR (€) yr € / shares	Apr. 16, 2018 EUR (€) yr $ / shares	Jan. 15, 2018 EUR (€) yr € / shares	Jan. 15, 2018 EUR (€) yr $ / shares	Dec. 15, 2017 EUR (€) yr € / shares	Dec. 15, 2017 EUR (€) yr $ / shares	Dec. 05, 2017 EUR (€) yr € / shares	Dec. 05, 2017 EUR (€) yr $ / shares	Sep. 15, 2017 EUR (€) yr € / shares	Sep. 15, 2017 EUR (€) yr $ / shares	Jul. 17, 2017 EUR (€) yr € / shares	Jul. 17, 2017 EUR (€) yr $ / shares	Jun. 15, 2017 EUR (€) yr € / shares	Jun. 15, 2017 EUR (€) yr $ / shares	Apr. 18, 2017 EUR (€) yr € / shares	Apr. 18, 2017 EUR (€) yr $ / shares	Mar. 15, 2017 EUR (€) yr € / shares	Mar. 15, 2017 EUR (€) yr $ / shares	Jan. 16, 2017 EUR (€) yr € / shares	Jan. 16, 2017 EUR (€) yr $ / shares	Dec. 15, 2016 EUR (€) € / shares	Dec. 09, 2016 EUR (€) € / shares	Nov. 15, 2016 EUR (€) € / shares	Oct. 17, 2016 EUR (€) € / shares	Sep. 15, 2016 EUR (€) € / shares	Aug. 01, 2016 EUR (€) € / shares	Jun. 21, 2016 EUR (€) € / shares	May 02, 2016 EUR (€) € / shares	May 02, 2016 EUR (€) $ / shares	Apr. 21, 2016 EUR (€) € / shares	Apr. 21, 2016 EUR (€) $ / shares	Jan. 04, 2016 EUR (€) € / shares	Jan. 04, 2016 EUR (€) $ / shares	Nov. 19, 2015 EUR (€) yr € / shares	Nov. 19, 2015 EUR (€) yr $ / shares	Jun. 23, 2015 EUR (€) € / shares	Jun. 23, 2015 EUR (€) $ / shares	Mar. 24, 2015 EUR (€) yr € / shares	Jun. 03, 2014 EUR (€) € / shares	Jun. 03, 2014 EUR (€) $ / shares	Sep. 18, 2013 EUR (€) € / shares	Sep. 18, 2013 EUR (€) $ / shares	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																											1 year
Plan expiration date																																																																									11/19/2025	11/19/2025			3/24/2025
Number of options granted
Share entitlement per SO																											€ 1																																														€ 1				€ 1
Grant date share fair value | €																																																																									€ 66.06	€ 66.06			€ 43
Expected volatility																																																																									51.00%	51.00%			36.00%
Average life of SO | yr																																																																									5	5			5
Expected dividends																											0.00%																																														0.00%	0.00%			0.00%
Performance conditions																											Yes
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																																																																			1,290.000	824.200	998.500
Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																			38.84%	38.84%		39.23%	39.23%	39.23%	39.23%	39.63%	39.63%			39.82%	39.82%					40.21%	40.21%
Expected dividends																																			0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%					0.00%	0.00%
Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																						46.15%	46.15%	46.37%	46.37%	45.57%	45.57%	43.13%	43.13%	43.23%	43.23%
Discount rate																					(0.08%)	(0.08%)	0.37%	0.37%	0.27%	0.27%		0.17%	0.17%	0.14%	0.14%		0.19%	0.19%				0.41%	0.41%	0.35%	0.35%	0.32%	0.32%
Expected dividends																					0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%							0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value per SO | $ / shares																						$ 47.44		$ 47.12		$ 46.92			$ 46.67		$ 46.51			$ 45.85
Grant Date 9/18/2013 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																																4 years	4 years
Plan expiration date																																																																																9/18/2023	9/18/2023
Number of options granted																																																																																518,000	518,000
Share entitlement per SO | $ / shares																																																																																	$ 1
Exercise price																																																																																€ 7.57
Grant Date 9/18/2013 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																																€ 7.9	$ 7.9
Expected volatility																																																																																40.00%	40.00%
Average life of SO																																																																																7	7
Discount rate																																																																																1.72%	1.72%
Expected dividends																																																																																0.00%	0.00%
Fair value per SO																																																																																€ 3.57
Date of Grant 6/3/2014 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																														2 years	2 years
Plan expiration date																																																																														6/3/2024	6/3/2024
Number of options granted																																																																														75,000	75,000
Share entitlement per SO | $ / shares																																																																															$ 1
Exercise price																																																																														€ 19.01
Date of Grant 6/3/2014 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																														€ 19.01	$ 19.01
Expected volatility																																																																														40.00%	40.00%
Average life of SO																																																																														6	6
Discount rate																																																																														0.89%	0.89%
Expected dividends																																																																														0.00%	0.00%
Fair value per SO																																																																														€ 7.46
Grant Date 6/23/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																																											6/23/2025	6/23/2025
Number of options granted																																																																											120,000	120,000
Share entitlement per SO | $ / shares																																																																												$ 1
Exercise price																																																																											€ 48.9
Grant Date 6/23/2015 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																											€ 48.9	$ 48.9
Expected volatility																																																																											51.00%	51.00%
Average life of SO																																																																											7	7
Discount rate																																																																											0.89%	0.89%
Expected dividends																																																																											0.00%	0.00%
Fair value per SO																																																																											€ 25.28
Date of Grant 11/19/2015 [member] | Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																												10 years						10 years
Date of Grant 11/19/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																																									11/19/2025	11/19/2025
Number of options granted																																																																									195,000	195,000
Share entitlement per SO | $ / shares																																																																										€ 1
Exercise price																																																																									€ 66.06
Date of Grant 11/19/2015 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																									€ 66.06	€ 66.06
Expected volatility																																																																									51.00%	51.00%
Average life of SO																																																																									7	7
Discount rate																																																																									0.81%	0.81%
Expected dividends																																																																									0.00%	0.00%
Fair value per SO																																																																									€ 34.05
Grant Date 1/4/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																																							1/4/2026	1/4/2026
Number of options granted																																																																							75,000	75,000
Share entitlement per SO | $ / shares																																																																								$ 1
Exercise price																																																																							€ 65.68
Grant Date 1/4/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																							€ 65.68	$ 65.68
Discount rate																																																																							0.39%	0.39%
Expected dividends																																																																							0.00%	0.00%
Grant Date 4/21/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																																					4/21/2026	4/21/2026
Number of options granted																																																																					33,000	33,000
Share entitlement per SO | $ / shares																																																																						$ 1
Exercise price																																																																					€ 62.82
Grant Date 4/21/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																					€ 62.82	$ 62.82
Discount rate																																																																					0.04%	0.04%
Expected dividends																																																																					0.00%	0.00%
Grant Date 5/2/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																																			5/2/2026	5/2/2026
Number of options granted																																																																			22,000	22,000
Share entitlement per SO | $ / shares																																																																				$ 1
Exercise price																																																																			€ 59.04
Grant Date 5/2/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																			€ 58.62	$ 58.62
Discount rate																																																																			0.10%	0.10%
Expected dividends																																																																			0.00%	0.00%
Date of Grant 06/21/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																																		6/21/2026
Number of options granted																																																																		110,000
Share entitlement per SO																																																																		€ 1
Exercise price																																																																		€ 53.96
Date of Grant 06/21/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																		€ 52.97
Expected volatility																																																																		50.30%
Discount rate																																																																		(0.01%)
Expected dividends																																																																		0.00%
Grant Date 6/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																				6/15/2027	6/15/2027
Number of options granted																																																				111,600	111,600
Share entitlement per SO																																																				€ 1
Exercise price																																																				€ 60.54
Grant Date 6/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																				€ 59.05	€ 59.05
Expected volatility																																																																	49.80%
Discount rate																																																																	(0.25%)
Grant Date 12/5/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																														12/5/2027	12/5/2027
Number of options granted																																														625,200	625,200
Share entitlement per SO																																														€ 1
Exercise price																																														€ 39
Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																														€ 35.73	€ 35.73
Discount rate																																																																(0.18%)
Grant Date 1/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																										1/15/2028	1/15/2028
Number of options granted																																										15,500	15,500
Share entitlement per SO																																										€ 1
Exercise price																																										€ 43.6
Grant date share fair value | €																																										€ 43.6	€ 43.6
Grant Date 4/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																								4/16/2028	4/16/2028									11/15/2026	11/15/2026
Number of options granted																																								16,500	16,500									30,900	30,900
Share entitlement per SO																																								€ 1										€ 1
Exercise price																																								€ 38.64										€ 71.61
Grant Date 4/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																								€ 38.64	€ 38.64
Grant Date 5/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																						5/15/2028	5/15/2028									12/09/2026	12/09/2026
Number of options granted																																						16,500	16,500
Share entitlement per SO																																						€ 1
Exercise price																																						€ 40.84
Grant Date 5/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																						€ 40.84	€ 40.84
Grant Date 6/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																			6/15/2028	6/15/2028								12/15/2026	12/15/2026
Number of options granted																																			23,600	23,600
Share entitlement per SO																																			€ 1
Exercise price																																			€ 38.92
Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																			€ 35.48	€ 35.48
Expected volatility																																																												40.44%
Expected dividends																																												0.00%	0.00%
Grant Date 6/22/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																	6/22/2028	6/22/2028
Number of options granted																																	50,000	50,000
Share entitlement per SO																																	€ 1
Exercise price																																	€ 37.22
Grant Date 6/22/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																	€ 34.32	$ 34.32
Discount rate																		0.26%	0.26%
Expected dividends																																	0.00%	0.00%
Performance conditions																																	Yes	Yes
Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																														7/16/2028	7/16/2028
Number of options granted																														28,800	28,800
Share entitlement per SO																														€ 1
Exercise price																														€ 33.81
Grant Date 7/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																														€ 32.16	$ 32.16
Performance conditions																														Yes	Yes
Grant Date 8/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																												8/15/2028	8/15/2028
Number of options granted																												33,500	33,500
Share entitlement per SO																												€ 1
Exercise price																												€ 32.9
Grant Date 8/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																												€ 32.9	$ 32.9
Performance conditions																												Yes	Yes
Grant Date 9/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																									9/17/2028	9/17/2028
Number of options granted																									80,900	80,900
Share entitlement per SO																									€ 1
Exercise price																									€ 40.94
Grant Date 9/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																									€ 40.94	$ 40.94
Performance conditions																									Yes	Yes
Grant Date 10/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																							10/15/2028	10/15/2028
Number of options granted																							76,700	76,700
Share entitlement per SO																							€ 1
Exercise price																							€ 37.28
Grant Date 10/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																							€ 31.74	$ 31.74
Performance conditions																							Yes	Yes
Grant Date 11/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																					11/15/2028	11/15/2028
Number of options granted																					26,000	26,000
Share entitlement per SO																					€ 1
Exercise price																					€ 32.57
Grant Date 11/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																					€ 28.66	$ 28.66
Performance conditions																					Yes	Yes
Grant Date 12/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																		12/17/2028	12/17/2028
Number of options granted																		7,200	7,200
Share entitlement per SO																		€ 1
Exercise price																		€ 26.76
Grant Date 12/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																		€ 26.76	€ 26.76
Expected volatility																		47.90%	47.90%
Discount rate																		(0.08%)	(0.08%)
Expected dividends																		0.00%	0.00%
Performance conditions																		Yes	Yes
Fair value per SO | $ / shares																			€ 47.90
Date of Grant 7/17/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																		€ 71.61	€ 71.61
Expected volatility																																																		38.84%	38.84%
Grant Date 9/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																0.14%	0.14%
Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																												0.23%	0.23%
Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																			45.95%	45.95%
Discount rate																																			0.23%	0.23%
Expected dividends																																			0.00%	0.00%
Grant Date 6/9/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																											9/6/2028
Number of options granted																											65,000
Share entitlement per SO																											€ 1
Exercise price																											€ 36.96
Grant Date 6/9/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																											€ 36.96
Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																														11/29/2028	11/29/2028
Number of options granted																														350,000	350,000
Share entitlement per SO																														€ 1
Exercise price																														€ 30.02
Grant date share fair value | €																														€ 27.44	$ 27.44
Grant Date 12/12/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																				12/12/2028
Number of options granted																				34,000
Share entitlement per SO																				€ 1
Exercise price																				€ 27.96
Grant Date 12/12/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																				€ 27.96
Date of Grant 1/15/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																1/15/2029	1/15/2029
Number of options granted																9,500	9,500
Share entitlement per SO																€ 1
Exercise price																€ 14.10
Date of Grant 1/15/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																€ 14.10	€ 14.10
Date of Grant 3/20/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date														3/20/2029	3/20/2029
Number of options granted														547,100	547,100
Share entitlement per SO														€ 1
Exercise price														€ 14.25
Date of Grant 3/20/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €														€ 14.25	€ 14.25
Date of Grant 5/15/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date												5/15/2029	5/15/2029
Number of options granted												7,200	7,200
Share entitlement per SO												€ 1
Exercise price												€ 16.82
Date of Grant 5/15/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €												€ 16.82	€ 16.82
Date of Grant 5/24/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date										5/24/2029	5/24/2029
Number of options granted										150,000	150,000
Share entitlement per SO										€ 1
Exercise price										€ 16.37
Date of Grant 5/24/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €										€ 16.37	€ 16.37
Date of Grant 6/17/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date								6/17/2029	6/17/2029
Number of options granted | Contracts								7.200	7.200
Share entitlement per SO								€ 1
Exercise price								€ 14.55
Date of Grant 6/17/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €								€ 14.55	€ 14.55
Expected volatility								70.96%	70.96%
Discount rate								(0.22%)	(0.22%)
Expected dividends								0.00%	0.00%
Performance conditions	[1]							Yes	Yes
Date of Grant 7/1/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date							7/1/2029
Number of options granted | Contracts							403.400
Share entitlement per SO							€ 1
Exercise price							€ 15.43
Date of Grant 7/1/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €							€ 15.43
Expected volatility							71.03%
Discount rate							(0.31%)
Expected dividends							0.00%
Performance conditions	[1]						Yes
Date of Grant 7/22/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date						7/22/2029
Number of options granted | Contracts						75.000
Share entitlement per SO						€ 1
Exercise price						€ 17.90
Date of Grant 7/22/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €						€ 17.90
Expected volatility						71.51%
Discount rate						(0.36%)
Expected dividends						0.00%
Performance conditions	[1]					Yes
Date of Grant 9/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date					9/16/2029
Number of options granted | Contracts					34.000
Share entitlement per SO					€ 1
Exercise price					€ 18.00
Date of Grant 9/16/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €					€ 18.00
Expected volatility					71.93%
Discount rate					(0.41%)
Expected dividends					0.00%
Performance conditions	[1]				Yes
Date of Grant 10/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date			10/16/2029
Number of options granted | Contracts			3.500
Share entitlement per SO			€ 1
Exercise price			€ 14.40
Date of Grant 10/16/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €			€ 14.40
Expected volatility			72.41%
Discount rate			(0.38%)
Expected dividends			0.00%
Performance conditions	[1]		Yes
Date of Grant 12/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date		12/16/2029
Number of options granted | Contracts		53.100
Share entitlement per SO		€ 1
Exercise price		€ 1,580
Date of Grant 12/16/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €		€ 15.80
Expected volatility		71.98%
Discount rate		(0.26%)
Expected dividends		0.00%
Performance conditions	[1]	Yes
Grant Date 8/1/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																																	8/1/2026
Number of options granted																																																																	10,000
Share entitlement per SO																																																																	€ 1
Exercise price																																																																	€ 62.24
Grant Date 8/1/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																	€ 62.24
Expected dividends																																																																	0.00%
Grant Date 9/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																																9/15/2026
Number of options granted																																																																9,300
Share entitlement per SO																																																																€ 1
Exercise price																																																																€ 62.8
Grant Date 9/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																																€ 62.8
Expected dividends																																																																0.00%
Grant Date 10/17/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																															10/17/2026
Number of options granted																																																															16,500
Share entitlement per SO																																																															€ 1
Exercise price																																																															€ 64.39
Grant Date 10/17/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																															€ 64.39
Expected dividends																																																															0.00%
Grant Date 11/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																														11/15/2026
Number of options granted																																																														8,300
Share entitlement per SO																																																														€ 1
Exercise price																																																														€ 68.33
Grant Date 11/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																														€ 68.33
Expected dividends																																																														0.00%
Grant Date 12/9/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																													12/9/2026
Number of options granted																																																													74,960
Share entitlement per SO																																																													€ 1
Exercise price																																																													€ 69.75
Grant Date 12/9/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																													€ 69.75
Expected dividends																																																													0.00%
Grant Date 12/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																												12/15/2026
Number of options granted																																																												1,100
Share entitlement per SO																																																												€ 1
Exercise price																																																												€ 69.35
Grant Date 12/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																												€ 69.35
Expected dividends																																																												0.00%
Grant Date 1/16/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																										1/16/2027	1/16/2027
Number of options granted																																																										19,100	19,100
Share entitlement per SO																																																										€ 1
Exercise price																																																										€ 66.11
Grant Date 1/16/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																										€ 66.11	€ 66.11
Expected volatility																																																										40.21%	40.21%
Grant Date 3/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																								3/15/2027	3/15/2027
Number of options granted																																																								7,200	7,200
Share entitlement per SO																																																								€ 1
Exercise price																																																								€ 66.25
Grant Date 3/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																								€ 65.42	€ 65.42
Expected volatility																																																								39.82%	39.82%
Grant Date 4/18/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																						4/18/2027	4/18/2027
Number of options granted																																																						16,500	16,500
Share entitlement per SO																																																						€ 1
Exercise price																																																						€ 60.77
Grant Date 4/18/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																						€ 59.73	€ 59.73
Expected volatility																																																						39.63%	39.63%
Grant Date 16/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																																				6/15/2027	6/15/2027
Number of options granted																																																				126,000	126,000
Share entitlement per SO																																																				€ 1
Exercise price																																																				€ 59.05
Grant Date 16/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																				€ 59.05	€ 59.05
Expected volatility																																																				39.23%	39.23%
Grant Date 9/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																																52,600	52,600
Share entitlement per SO																																																€ 1
Exercise price																																																€ 74.22
Grant Date 9/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																																€ 71.8	€ 71.8
Expected volatility																																																38.57%	38.57%
Grant Date 12/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																												8,300	8,300
Share entitlement per SO																																												€ 1
Exercise price																																												€ 38.18
Grant Date 12/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																												€ 36.43	€ 36.43
Expected volatility																																												43.13%	43.13%
Bottom of range [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																								5	5
Fair value per SO | $ / shares																																											€ 13.85		€ 13.02		€ 13.42
Bottom of range [member] | Grant Date 6/23/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																											1 year	1 year
Bottom of range [member] | Date of Grant 11/19/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																									1 year	1 year
Bottom of range [member] | Grant Date 1/4/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																							1 year	1 year
Bottom of range [member] | Grant Date 1/4/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																							49.30%	49.30%
Average life of SO																																																																							5	5
Fair value per SO																																																																							€ 29.5
Bottom of range [member] | Grant Date 4/21/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																					1 year	1 year
Bottom of range [member] | Grant Date 4/21/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																					49.40%	49.40%
Average life of SO																																																																					5	5
Fair value per SO																																																																					€ 28.3
Bottom of range [member] | Grant Date 5/2/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																			1 year	1 year
Bottom of range [member] | Grant Date 5/2/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																			4.30%	4.30%
Average life of SO																																																																			5	5
Fair value per SO																																																																			€ 26.4
Bottom of range [member] | Date of Grant 06/21/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																		1 year
Bottom of range [member] | Date of Grant 06/21/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																		49.10%
Expected volatility																																																																		49.10%
Average life of SO																																																										5	5							5
Fair value per SO | (per share)																																																											€ 23.9							€ 23.4
Bottom of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																				1 year	1 year
Bottom of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																	48.80%
Expected volatility																																																																	48.80%
Average life of SO																																																								5	5								5
Fair value per SO | (per share)																																																									€ 23.6								€ 27.3
Bottom of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																														1 year	1 year
Bottom of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																48.60%
Expected volatility																																																														48.60%
Average life of SO																																																						5	5									5
Fair value per SO | (per share)																																																							€ 21.2									€ 27.4
Bottom of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																										1 year	1 year
Bottom of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																															48.00%
Expected volatility																																																															48.00%
Average life of SO																																																				5	5										5
Discount rate																																																															(0.32%)
Fair value per SO | (per share)																																																					€ 20.8										€ 27.6
Bottom of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																								1 year	1 year
Bottom of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																														47.80%
Average life of SO																																																		5	5											5
Discount rate																																																														(0.11%)
Fair value per SO | (per share)																																																			€ 25.3											€ 29.4
Bottom of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																						1 year	1 year
Bottom of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																													47.70%
Average life of SO																																																5	5												5
Discount rate																																																													(0.20%)
Fair value per SO | (per share)																																																	€ 24.3												€ 29.7
Bottom of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																			1 year	1 year
Bottom of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																																												5	5															5
Discount rate																																																												(0.18%)
Fair value per SO | (per share)																																													€ 13.5															€ 25.23
Bottom of range [member] | Grant Date 6/22/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																	1 year	1 year
Bottom of range [member] | Grant Date 6/22/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																		5	5														5	5
Fair value per SO | $ / shares																																		$ 15.65
Bottom of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																														1 year	1 year
Bottom of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																														5	5
Fair value per SO | $ / shares																															$ 11.08
Bottom of range [member] | Grant Date 8/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																												1 year	1 year
Bottom of range [member] | Grant Date 8/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																												5	5
Fair value per SO | $ / shares																													$ 12.09
Bottom of range [member] | Grant Date 9/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																									1 year	1 year
Bottom of range [member] | Grant Date 9/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																							5	5
Fair value per SO | $ / shares																										$ 8.19
Bottom of range [member] | Grant Date 10/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																							1 year	1 year
Bottom of range [member] | Grant Date 10/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr				5
Fair value per SO | $ / shares																								$ 8.52
Bottom of range [member] | Grant Date 11/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																					1 year	1 year
Bottom of range [member] | Grant Date 11/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																					5	5
Fair value per SO | $ / shares																						$ 10.1
Bottom of range [member] | Grant Date 12/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																		1 year	1 year
Bottom of range [member] | Grant Date 12/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																		5	5
Fair value per SO | (per share)																		€ 11.57	€ 9.7
Bottom of range [member] | Date of Grant 1/16/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																																				5	5
Discount rate																																																				(0.21%)	(0.21%)
Fair value per SO																																																				€ 20.4
Bottom of range [member] | Date of Grant 1/16/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																										0.17%	0.17%
Bottom of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																														5	5
Discount rate																																														0.23%	0.23%
Fair value per SO																																														€ 12.9
Bottom of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																								0.21%	0.21%
Bottom of range [member] | Date of Grant 4/18/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																										5	5
Fair value per SO																																										€ 18.09
Bottom of range [member] | Date of Grant 4/18/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																						0.02%	0.02%
Bottom of range [member] | Date of Grant 06/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																								5	5
Fair value per SO																																								€ 16.29
Bottom of range [member] | Date of Grant 06/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																				0.21%	0.21%
Bottom of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																						5	5
Fair value per SO																																						€ 17.19
Bottom of range [member] | Date of Grant 7/17/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																			5	5
Fair value per SO																																			€ 13.81
Bottom of range [member] | Date of Grant 7/17/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																		0.01%	0.01%
Bottom of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																														5	5
Bottom of range [member] | Grant Date 12/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																												5	5
Bottom of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																										5	5
Bottom of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares																																									€ 17.39
Bottom of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																						5	5
Fair value per SO | $ / shares																																							€ 12.12
Bottom of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																			5	5
Fair value per SO | $ / shares																																				€ 11.18
Bottom of range [member] | Grant Date 6/9/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																					1 year
Bottom of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																1 year
Bottom of range [member] | Grant Date 12/12/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																				1 year
Bottom of range [member] | Date of Grant 1/15/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																1 year	1 year
Average life of SO | Contracts																5	5
Bottom of range [member] | Date of Grant 1/15/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares																	€ 8.35
Bottom of range [member] | Date of Grant 3/20/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)														1 year	1 year
Average life of SO | Contracts														5	5
Bottom of range [member] | Date of Grant 3/20/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares															€ 8.97
Bottom of range [member] | Date of Grant 5/15/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												1 year	1 year
Average life of SO | Contracts												5	5
Bottom of range [member] | Date of Grant 5/15/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares													€ 10.71
Bottom of range [member] | Date of Grant 5/24/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										1 year	1 year
Average life of SO | Contracts										5	5
Bottom of range [member] | Date of Grant 5/24/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares											€ 10.79
Bottom of range [member] | Date of Grant 6/17/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								1 year	1 year
Average life of SO | Contracts								5	5
Bottom of range [member] | Date of Grant 6/17/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares									€ 8.51
Bottom of range [member] | Date of Grant 7/1/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																																		1 year
Bottom of range [member] | Date of Grant 7/22/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						1 year
Bottom of range [member] | Date of Grant 9/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					1 year
Bottom of range [member] | Date of Grant 10/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			1 year
Bottom of range [member] | Date of Grant 12/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year
Bottom of range [member] | Date of Grant 12/16/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO								5	5
Fair value per SO								€ 9.51
Bottom of range [member] | Grant Date 8/1/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																	1 year
Bottom of range [member] | Grant Date 9/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																1 year
Bottom of range [member] | Grant Date 10/17/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																															1 year
Bottom of range [member] | Grant Date 11/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																														1 year
Bottom of range [member] | Grant Date 12/9/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																													1 year
Bottom of range [member] | Grant Date 12/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																												1 year
Bottom of range [member] | Grant Date 1/16/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																										1 year	1 year
Bottom of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																								1 year	1 year
Bottom of range [member] | Grant Date 4/18/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																						1 year	1 year
Bottom of range [member] | Grant Date 16/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																				1 year	1 year
Bottom of range [member] | Grant Date 7/17/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																		1 year	1 year
Bottom of range [member] | Grant Date 9/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																1 year	1 year
Bottom of range [member] | Grant Date 12/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																												1 year	1 year
Top of range [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																								7	7
Discount rate																																														0.07%	0.07%
Fair value per SO | $ / shares																																											€ 15.43		€ 14.59		€ 15.11
Top of range [member] | Grant Date 6/23/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																											4 years	4 years
Top of range [member] | Date of Grant 11/19/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																									4 years	4 years
Top of range [member] | Grant Date 1/4/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																							4 years	4 years
Top of range [member] | Grant Date 1/4/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																							49.80%	49.80%
Average life of SO																																																																							7	7
Fair value per SO																																																																							€ 32.6
Top of range [member] | Grant Date 4/21/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																					4 years	4 years
Top of range [member] | Grant Date 4/21/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																					50.70%	50.70%
Average life of SO																																																																					7	7
Fair value per SO																																																																					€ 30.9
Top of range [member] | Grant Date 5/2/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																			4 years	4 years
Top of range [member] | Grant Date 5/2/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																			50.60%	50.60%
Average life of SO																																																																			7	7
Fair value per SO																																																																			€ 28.8
Top of range [member] | Date of Grant 06/21/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																		4 years
Top of range [member] | Date of Grant 06/21/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																		50.30%
Average life of SO																																																										7	7							7
Fair value per SO | (per share)																																																											€ 27.2							€ 25.5
Top of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																				4 years	4 years
Top of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																	49.80%
Average life of SO																																																								7	7								7
Fair value per SO | (per share)																																																									€ 27.1								€ 29.9
Top of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																														4 years	4 years
Top of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																																49.40%
Expected volatility																																																														49.40%
Average life of SO																																																						7	7									7
Fair value per SO | (per share)																																																							€ 24.2									€ 30.1
Top of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																										4 years	4 years
Top of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																															48.90%
Expected volatility																																																															48.90%
Average life of SO																																																				7	7										7
Discount rate																																																															(0.15%)
Fair value per SO | (per share)																																																					€ 23.6										€ 30.6
Top of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																								4 years	4 years
Top of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																														48.80%
Average life of SO																																																		7	7											7
Discount rate																																																														0.16%
Fair value per SO | (per share)																																																			€ 28.2											€ 32.7
Top of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																						4 years	4 years
Top of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																																													48.50%
Average life of SO																																																7	7												7
Discount rate																																																													0.18%
Fair value per SO | (per share)																																																	€ 27.8												€ 33.4
Top of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																			4 years	4 years
Top of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																																												7	7															7
Discount rate																																																												0.17%
Fair value per SO | (per share)																																													€ 15.4															€ 28.67
Top of range [member] | Grant Date 6/22/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																	4 years	4 years
Top of range [member] | Grant Date 6/22/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																		7	7														7	7
Fair value per SO | $ / shares																																		$ 17.43
Top of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																														4 years	4 years
Top of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																														7	7
Fair value per SO | $ / shares																															$ 12.47
Top of range [member] | Grant Date 8/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																												4 years	4 years
Top of range [member] | Grant Date 8/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																												7	7
Fair value per SO | $ / shares																													$ 13.46
Top of range [member] | Grant Date 9/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																							7	7
Fair value per SO | $ / shares																										$ 8.89
Top of range [member] | Grant Date 10/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																							4 years	4 years
Top of range [member] | Grant Date 10/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr				7
Fair value per SO | $ / shares																								$ 9.23
Top of range [member] | Grant Date 11/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																					4 years	4 years
Top of range [member] | Grant Date 11/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																					7	7
Fair value per SO | $ / shares																						$ 10.99
Top of range [member] | Grant Date 12/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																		4 years	4 years
Top of range [member] | Grant Date 12/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																		7	7
Fair value per SO | (per share)																		€ 12.88	€ 10.59
Top of range [member] | Date of Grant 1/16/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																																				7	7
Discount rate																																																				0.07%	0.07%
Fair value per SO																																																				€ 23.22
Top of range [member] | Date of Grant 1/16/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																										0.19%	0.19%
Top of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																														7	7
Discount rate																																														0.07%	0.07%
Fair value per SO																																														€ 14.7
Top of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																								0.61%	0.61%
Top of range [member] | Date of Grant 4/18/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																										7	7
Discount rate																																										0.32%	0.32%
Fair value per SO																																										€ 20.16
Top of range [member] | Date of Grant 4/18/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																						0.39%	0.39%
Top of range [member] | Date of Grant 06/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																								7	7
Discount rate																																								0.35%	0.35%
Fair value per SO																																								€ 18.16
Top of range [member] | Date of Grant 06/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																				0.07%	0.07%
Top of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																						7	7
Discount rate																																						0.41%	0.41%
Fair value per SO																																						€ 19.16
Top of range [member] | Date of Grant 7/17/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																			7	7
Discount rate																																			0.23%	0.23%
Fair value per SO																																			€ 15.58
Top of range [member] | Date of Grant 7/17/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																		0.34%	0.34%
Top of range [member] | Grant Date 9/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate																																																0.19%	0.19%
Top of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																														7	7
Discount rate																																												0.07%	0.07%
Top of range [member] | Grant Date 12/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																												7	7
Discount rate																																												0.07%	0.07%
Top of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																										7	7
Top of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																									4 years	4 years
Top of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares																																									€ 19.37
Top of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																						7	7
Fair value per SO | $ / shares																																							€ 13.78
Top of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO | yr																																			7	7
Fair value per SO | $ / shares																																				€ 12.66
Top of range [member] | Grant Date 6/9/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																					4 years
Top of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																4 years
Top of range [member] | Grant Date 12/12/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																				4 years
Top of range [member] | Date of Grant 1/15/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																4 years	4 years
Average life of SO | Contracts																7	7
Top of range [member] | Date of Grant 1/15/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares																	€ 9.2
Top of range [member] | Date of Grant 3/20/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)														4 years	4 years
Average life of SO | Contracts														7	7
Top of range [member] | Date of Grant 3/20/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares															€ 11.02
Top of range [member] | Date of Grant 5/15/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												4 years	4 years
Average life of SO | Contracts												7	7
Top of range [member] | Date of Grant 5/15/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares													€ 11.72
Top of range [member] | Date of Grant 5/24/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										4 years	4 years
Average life of SO | Contracts										7	7
Top of range [member] | Date of Grant 5/24/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares											€ 11.83
Top of range [member] | Date of Grant 6/17/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								4 years	4 years
Average life of SO | Contracts								7	7
Top of range [member] | Date of Grant 6/17/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per SO | $ / shares									€ 9.37
Top of range [member] | Date of Grant 7/1/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																																		4 years
Top of range [member] | Date of Grant 7/22/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						4 years
Top of range [member] | Date of Grant 9/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					4 years
Top of range [member] | Date of Grant 10/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			4 years
Top of range [member] | Date of Grant 12/16/2019 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		4 years
Top of range [member] | Date of Grant 12/16/2019 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO								7	7
Fair value per SO								€ 10.42
Top of range [member] | Grant Date 8/1/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																	4 years
Top of range [member] | Grant Date 9/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																																4 years
Top of range [member] | Grant Date 10/17/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																															4 years
Top of range [member] | Grant Date 11/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																														4 years
Top of range [member] | Grant Date 12/9/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																													4 years
Top of range [member] | Grant Date 12/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																												4 years
Top of range [member] | Grant Date 1/16/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																										4 years	4 years
Top of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																								4 years	4 years
Top of range [member] | Grant Date 4/18/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																						4 years	4 years
Top of range [member] | Grant Date 16/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																				4 years	4 years
Top of range [member] | Grant Date 7/17/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																		4 years	4 years
Top of range [member] | Grant Date 9/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																																4 years	4 years
Top of range [member] | Grant Date 12/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																												4 years	4 years

[1]	Performance conditions: Viaskin® Peanut’s marketing authorization by the US Food and Drug Administration (U.S. FD